PROPERTY, PLANT AND EQUIPMENT - Schedule of Reconciliation of property, plant and equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property, plant and equipment, at fair value
Beginning balance	$ 38,696
Items recognized through net income:
Ending balance	40,094
Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	37,311
Additions	42
Transfer from construction work-in-progress	493
Items recognized through OCI:
Change in fair value	(291)
Foreign exchange	1,673
Items recognized through net income:
Depreciation	(626)
Ending balance	38,602
Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	1,385
Additions	552
Transfer from construction work-in-progress	(493)
Items recognized through OCI:
Foreign exchange	(48)
Items recognized through net income:
Ending balance	1,492
Hydroelectric
Property, plant and equipment, at fair value
Beginning balance	27,347
Items recognized through net income:
Ending balance	28,038
Right-of-use assets, not subject to revaluation	34	$ 34
Land, disposals	204	200
Hydroelectric | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	27,104
Additions	2
Transfer from construction work-in-progress	5
Items recognized through OCI:
Change in fair value	(293)
Foreign exchange	1,160
Items recognized through net income:
Depreciation	(261)
Ending balance	27,717
Hydroelectric | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	243
Additions	78
Transfer from construction work-in-progress	(5)
Items recognized through OCI:
Foreign exchange	(5)
Items recognized through net income:
Ending balance	321
Wind
Property, plant and equipment, at fair value
Beginning balance	4,686
Items recognized through net income:
Ending balance	4,721
Right-of-use assets, not subject to revaluation	109	119
Land, disposals	12	12
Wind | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	4,140
Additions	5
Transfer from construction work-in-progress	328
Items recognized through OCI:
Change in fair value	0
Foreign exchange	104
Items recognized through net income:
Depreciation	(157)
Ending balance	4,420
Wind | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	546
Additions	67
Transfer from construction work-in-progress	(328)
Items recognized through OCI:
Foreign exchange	(16)
Items recognized through net income:
Ending balance	301
Solar
Property, plant and equipment, at fair value
Beginning balance	6,349
Items recognized through net income:
Ending balance	6,882
Right-of-use assets, not subject to revaluation	165	126
Land, disposals	48	44
Solar | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	5,883
Additions	26
Transfer from construction work-in-progress	160
Items recognized through OCI:
Change in fair value	0
Foreign exchange	409
Items recognized through net income:
Depreciation	(184)
Ending balance	6,294
Solar | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	466
Additions	250
Transfer from construction work-in-progress	(160)
Items recognized through OCI:
Foreign exchange	(32)
Items recognized through net income:
Ending balance	588
Other
Property, plant and equipment, at fair value
Beginning balance	314
Items recognized through net income:
Ending balance	453
Right-of-use assets, not subject to revaluation	9	0
Land, disposals	1	$ 1
Other | Property, plant and equipment, at fair value
Property, plant and equipment, at fair value
Beginning balance	184
Additions	9
Transfer from construction work-in-progress	0
Items recognized through OCI:
Change in fair value	2
Foreign exchange	0
Items recognized through net income:
Depreciation	(24)
Ending balance	171
Other | Construction work-in-progress
Property, plant and equipment, at fair value
Beginning balance	130
Additions	157
Transfer from construction work-in-progress	0
Items recognized through OCI:
Foreign exchange	5
Items recognized through net income:
Ending balance	$ 282